SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
SEGMENT AND GEOGRAPHIC INFORMATION
Schedule of Net sales by geography

Our long-lived assets by geographic area, which consist of property and equipment, net assets were as follows (in thousands):

	October 2, 2021	December 31, 2020
Long-lived assets
United States	$48,158	$37,680
Canada	4,358	3,050
Australia	4,394	4,979
New Zealand	1,857	1,648
Total	$58,767	$47,357

Net sales by geography is based on the delivery address of the customer as specified in purchase order. Net sales by geographic area was as follows (in thousands):

	December 31,
	2019	2020
Net sales
United States	$257,786	$325,716
Canada	43,157	50,499
Australia	12,126	20,181
New Zealand	2,432	3,984
Other	2,474	3,009
Total	$317,975	$403,389

Schedule of Long-lived assets by geographic area

Net sales by geography is based on the delivery address of the customer as specified in purchase order. Net sales by geographic area was as follows (in thousands):

	Three Fiscal Quarters Ended
	October 2, 2021	September 26, 2020
Net sales
United States	$385,259	$234,439
Canada	76,619	38,197
Australia	18,581	13,187
New Zealand	5,277	2,357
Other	5,856	3,288
Total	$491,592	$291,468

Our long-lived assets by geographic area, which consist of property and equipment, net assets were as follows (in thousands):

	December 31,
	2019	2020
Long-lived assets
United States	$30,433	$37,680
Canada	2,279	3,050
Australia	4,094	4,979
New Zealand	1,039	1,648
Total	$37,845	$47,357